COMMON STOCK (Details Narrative 2) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016	Apr. 20, 2016	Jan. 14, 2015	Dec. 04, 2014	Nov. 30, 2014	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Warrant exercise price (in dollars per share)	$ 0.75									$ 0.75	$ 0.73	$ 0.25
Number of warrants expired								(7,011,263)		(7,068,500)
Other operating expenses						$ 596	$ 442	$ 906	$ 933	$ 1,847	$ 3,178
Common Stock [Member]
Number of shares issued											19,245,813
Mackie Research Capital Corporation [Member]
Unit price (in dollars per unit)					$ 0.55
Mackie Research Capital Corporation [Member] | Common Stock [Member]
Number of shares issued					1
Advisory Agreement [Member] | Mackie Research Capital Corporation [Member] | First Advisory Warrants [Member]
Number of shares issued				500,000
Advisory Agreement [Member] | Mackie Research Capital Corporation [Member] | Second Advisory Warrants [Member]
Number of shares issued			250,000
Advisory Agreement [Member] | Mackie Research Capital Corporation [Member] | Advisory Warrants [Member]
Number of shares issued	750,000
Unit price (in dollars per unit)	$ 0.55									$ 0.55
Advisory Agreement [Member] | Mackie Research Capital Corporation [Member] | Common Stock [Member]
Number of shares issued	1
Advisory Agreement [Member] | Mackie Research Capital Corporation [Member] | Warrants Unit [Member]
Number of shares issued	1
Warrant exercise price (in dollars per share)	$ 0.65									$ 0.65
Sponsorship Agreement [Member] | Mackie Research Capital Corporation [Member]
Unit price (in dollars per unit)			$ 0.60
Sponsorship Agreement [Member] | Mackie Research Capital Corporation [Member] | Common Stock [Member]
Number of shares issued			1
Sponsorship Agreement [Member] | Mackie Research Capital Corporation [Member] | Warrants Unit [Member]
Number of shares issued			1
Warrant exercise price (in dollars per share)			$ 0.65
Sponsorship Agreement [Member] | Mackie Research Capital Corporation [Member] | Sponsorship Warrants [Member]
Number of shares issued			250,000
Sponsorship Agreement [Member] | Mackie Research Capital Corporation [Member] | Additional Sponsorship Warrants [Member]
Number of shares issued			250,000
Offtake Agreement [Member] | ThyssenKrupp Metallurgical Products GmbH [Member]
Description of agreement terms										ThyssenKrupp will purchase 50% of future ferroniobium production up to 3,750 metric tons from the Elk Creek property for an initial term of ten years from commencement of commercial production which may be extended by mutual agreement of the parties.
Offtake Agreement [Member] | ThyssenKrupp Metallurgical Products GmbH [Member] | Non-Transferable Warrant Due December 12, 2015 [Member]
Number of shares issued										8,569,000
Warrant exercise price (in dollars per share)	$ 0.67									$ 0.67
Warrant Exercise Program [Member] | November 2016 Warrants Due November 10, 2016 [Member]
Number of shares issued		8,210,394
Warrant exercise price (in dollars per share)		$ 0.65
Warrant aggregate gross proceeds		$ 4,807
Number of warrants expired		7,394,822
Percentage of warrants outstanding		47.60%
Percentage of eligible to participate		66.00%
Number of shares called by each warrant		1.11029
Number of shares called by each warrant (incentive portion)		0.11029
Other operating expenses		$ 535